Shareholder Report, Holdings (Details) - Wireless Fund	Mar. 31, 2025
Semiconductors & Related Devices
Holdings [Line Items]
Percent of Net Asset Value	27.69%
Services – Prepackaged Software
Holdings [Line Items]
Percent of Net Asset Value	18.15%
Services – Computer Programming Data Processing, Etc.
Holdings [Line Items]
Percent of Net Asset Value	14.65%
Radio & TV Broadcasting & Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.94%
Electronic Computers
Holdings [Line Items]
Percent of Net Asset Value	9.17%
Radio Telephone Communications
Holdings [Line Items]
Percent of Net Asset Value	4.93%
Optical Instruments & Lenses
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Services – Business Services, NEC
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Computer Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Search, Detection, Navigation, Guidance, Aeronautical Systems
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Special Industry Machinery, NEC
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.66%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	17.61%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.43%
Alphabet Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.99%
T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.93%
QUALCOMM Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.85%
KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.05%